Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2019
Server hardware
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years
Vehicles
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years